Taxes - Schedule of Statutory Tax Rate to Effective Tax Rate (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statutory Tax Rate to Effective Tax Rate [Abstract]
Income tax at expected tax rates		25.00%	25.00%	25.00%
Non-deductible expenses		(10.30%)	(6.90%)	18.20%
Effect of PRC preferential tax rate	[1]	9.20%	(1.00%)	(31.30%)
Non-PRC entities not subject to PRC tax		(10.70%)	(1.90%)	6.20%
Allowance for DTA	[2]	(9.50%)	(1.80%)	10.70%
Other		(1.20%)	(1.30%)	0.30%
Effective tax rate		2.50%	12.10%	29.10%

[1]

Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022; and the preferential rate of 15% was extended to October 2025. Effective tax rate increased by 9.2%, decreased by 1.0% and 31.3% for the years ended June 30, 2025, 2024 and 2023, respectively.

For the year ended June 30, 2025, net income generated by Li Bang Kitchen Appliance was offset by losses of other subsidiaries of the Company, therefore the preferential tax rate of Li Bang Kitchen Appliance increased the overall effective tax rate of the Company.

[2]	The Company incurred net loss for the years ended June 30, 2025 and 2024. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred income tax assets (DTA), resulting in the decrease in effective tax rate in fiscal years 2025 and 2024.